Leases - Schedule of Supplemental Disclosure Related to Operating Leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	¥ 2,850	¥ 2,679	¥ 2,902
Weighted average remaining lease term of operating leases (years)	1 year 6 months	2 years 1 month 13 days	3 years 10 days
Weighted average discount rate of operating leases	4.75%	4.75%	4.75%